PRIVATE PLACEMENT	3 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Private Placement
PRIVATE PLACEMENT

NOTE 4 — PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and the Underwriters purchased an aggregate of 690,000 Private Placement Units, each Private Placement Unit consisting of one Class A ordinary share and one Share Right to receive one-twelfth (1/12) of one Class A ordinary share upon the consummation of an initial Business Combination, at a price of $10.00 per Private Placement Unit, or $6,900,000 in the aggregate, in a private placement. Of the 690,000 Private Placement Units, 500,000 Private Placement Units were purchased by the Sponsor, and an aggregate of 190,000 Private Placement Units were purchased by the Underwriters: Cohen & Company Capital Markets (133,000); Clear Street LLC (28,500); and Loop Capital Markets LLC (28,500).

HENNESSY CAPITAL INVESTMENT CORP. VII

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

The Private Placement Units are identical to the Units sold in the Initial Public Offering except that, so long as they are held by the Sponsor, the Underwriters or their permitted transferees, the Private Placement Units (including their component securities) (i) may not (including the Class A ordinary shares issuable upon conversion of the underlying Share Rights), subject to certain limited exceptions, be transferred, assigned or sold by the holders until 30 days after the completion of the initial Business Combination and (ii) will be entitled to certain registration rights in respect thereof (and with respect to the Class A ordinary shares and Share Rights underlying such Private Placement Units and the Class A ordinary shares issuable upon conversion of the Share Rights).

The Sponsor and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of the initial Business Combination; (ii) waive their redemption rights with respect to their founder shares and private placement shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the public shares if the Company has not consummated an initial Business Combination within the Completion Window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity; (iii) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares and private placement shares if the Company fails to complete the initial Business Combination within the Completion Window, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within the Completion Window and to liquidating distributions from assets outside the Trust Account; and (iv) vote any founder shares or private placement shares held by them and any public shares purchased during or after the Initial Public Offering (including in open market and privately-negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the Business Combination) in favor of the initial Business Combination.

NOTE 4 — PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and the Underwriters purchased an aggregate of 690,000 Private Placement Units, each Private Placement Unit consisting of one Class A ordinary share and one Share Right to receive one-twelfth (1/12) of one Class A ordinary share upon the consummation of a Business Combination, at a price of $10.00 per Private Placement Unit, or $6,900,000 in the aggregate, in a private placement. Of the 690,000 Private Placement Units, 500,000 Private Placement Units were purchased by the Sponsor, and an aggregate of 190,000 Private Placement Units were purchased by the Underwriters: Cohen & Company Capital Markets (133,000); Clear Street LLC (28,500); and Loop Capital Markets LLC (28,500).

The Private Placement Units are identical to the Units sold in the Initial Public Offering except that, (i) so long as they are held by the Sponsor, the Underwriters or their permitted transferees, the Private Placement Units (including the private placement shares and Share Rights underlying the Private Placement Units and the Class A ordinary shares issuable upon conversion of the Share Rights) may not, subject to certain limited exceptions, be transferred, assigned or sold by the holders until 30 days after the completion of a Business Combination and (ii) the holders of Private Placement Units are entitled to certain registration rights in respect thereof (and with respect to the private placement shares and Share Rights underlying such Private Placement Units and the Class A ordinary shares issuable upon conversion of the Share Rights).

HENNESSY CAPITAL INVESTMENT CORP. VII

NOTES TO CONDENSED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

(UNAUDITED)

The Sponsor and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of a Business Combination; (ii) waive their redemption rights with respect to their founder shares and private placement shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with its Business Combination or to redeem 100% of the public shares if the Company has not consummated a Business Combination within the Completion Window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-Business Combination activity; (iii) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares and private placement shares if the Company fails to complete its Business Combination within the Completion Window, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete its Business Combination within the Completion Window and to liquidating distributions from assets outside the Trust Account; and (iv) vote any founder shares or private placement shares held by them and any public shares purchased during or after the Initial Public Offering (including in open market and privately-negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving a Business Combination) in favor of a Business Combination.